SUPPLEMENT DATED MARCH 31, 2008 TO THE PROSPECTUS DATED MAY 2, 2007,
                          AS REVISED ON AUGUST 7, 2007

              OLD MUTUAL ABSOLUTE RETURN INSTITUTIONAL FUND, L.L.C.
                                  (the "Fund")
                                 --------------

     Capitalized terms used in this Supplement and not defined have the same meanings as set forth in the Prospectus:

     On March 14, 2008, Scott Powers, President and CEO of Old Mutual (US) Holdings Inc., was elected by the Fund's Board of Managers to replace Kevin Hunt as Chief Executive Officer, President and Principal Manager of the Fund. As a result, the Fund's Prospectus is revised as follows:

     The  information   contained  in  the  section  "Management  of  the  Fund"
concerning Mr. Hunt is replaced with the below, which reflects information as of March 14, 2008:



-------------------------------- --------------------- ---------------------------------- ------------------ -----------------------

NAME, AGE, AND                   TERM OF               PRINCIPAL OCCUPATION               NUMBER OF          OTHER
POSITION WITH                    OFFICE AND            DURING PAST 5 YEARS                FUNDS IN           DIRECTORSHIPS HELD
THE FUND                         LENGTH OF                                                FUND               BY MANAGERS
                                 TIME SERVED                                              COMPLEX
                                                                                          OVERSEEN
                                                                                          BY
                                                                                          MANAGER
-------------------------------- --------------------- ---------------------------------- ------------------ -----------------------

                                                             INTERESTED MANAGER
-------------------------------- --------------------- ---------------------------------- ------------------ -----------------------

Scott F. Powers**                Indefinite/Since      President, Director  and CEO of            6          None
                                 March 2008            Old Mutual (US) Holdings Inc.,
Year of Birth: 1959                                    2001- present.

Manager, President and Chief
Executive Officer
-------------------------------- --------------------- ---------------------------------- ------------------ -----------------------

**Mr. Powers is a Manager who may be deemed an "interested  person" of the Fund, as that term is defined by the 1940 Act, because he is the Principal  Executive Officer of the Fund and he is an officer of an affiliate of the Adviser.


                                                             INTERESTED MANAGER
                                                                                        Aggregate Dollar Range of Equity Securities
                                                                                           of All Registered Investment Companies
                                                        Dollar Range of Equity                Overseen by Manager in Family of
               Name of Manager                          Securities of the Fund                     Investment Companies**
               ---------------                          ----------------------                     --------------------
               Scott F. Powers                                    None                                       None

**The  family of registered investment companies  includes  the Fund, the Master  Fund, Old  Mutual Emerging  Managers Master  Fund,
L.L.C.,  Old Mutual  Absolute Return  Fund,  L.L.C., Old Mutual  Emerging Managers  Fund, L.L.C. and  Old  Mutual Emerging  Managers
Institutional Fund, L.L.C.



     In addition, Mr. Powers will replace Mr. Hunt as the Tax Matters Partner of the Fund.